Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
NET INCOME		$ 1,036,716	$ 1,266,184
Change in net unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during period		(17,074,720)	12,863,346
Reclassification adjustment for gains included in income	[1]	(735,567)	(710,632)
Adjustment for effects of deferred acquisition costs		462,249	(293,231)
Net unrealized gains (losses) on investments		(17,348,038)	11,859,483
Change in defined benefit pension plan:
Actuarial net loss on pension plan		(1,515,949)	(3,231,218)
Amortization of actuarial net loss in net periodic pension cost	[2]	762,233	390,413
Net change in defined benefit pension plan		(753,716)	(2,840,805)
Other comprehensive income (loss) before income taxes		(18,101,754)	9,018,678
Income tax expense (benefit)		(6,154,596)	3,066,350
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES		(11,947,158)	5,952,328
COMPREHENSIVE INCOME (LOSS)		$ (10,910,442)	$ 7,218,512

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items are included in the computation of net periodic benefit cost (see Note 6).